BUSINESS ACQUISITIONS (Details Narrative) - USD ($)	Oct. 01, 2021	Sep. 08, 2021	Aug. 30, 2021
T J M Electronics West Inc [Member]
Business Acquisition [Line Items]
Equity method investments		$ 450,000
Membership Interest Purchase Agreements [Member] | R I And W S [Member]
Business Acquisition [Line Items]
Ownership percentage			60.00%
Membership Interest Purchase Agreements [Member] | Terra Data [Member]
Business Acquisition [Line Items]
Ownership percentage	60.00%
Membership Interest Purchase Agreements [Member] | Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Acquisition [Line Items]
Stock issued during period, shares			15,000,000
Membership Interest Purchase Agreements [Member] | Terra Data Unmanned P L L C [Member]
Business Acquisition [Line Items]
Equity method investments	$ 400,000
Number of shares acquired	3,725,386